Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Cash Flows From Operating Activities:
Net loss	$ (406,568)	$ (82,964)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense (recovery)	(22,861)	(85,410)
Provision (benefit) for deferred income tax	(137,000)	(62,000)
Net realized (gain) on sale of marketable securities	(124,907)	(130,009)
Net unrealized loss on marketable securities		366,206
Depreciation	1,725,291	1,688,557
Loss on asset disposal	12,478
Amortization of deferred charges	502,829	452,781
Operating lease expense in excess of cash payments	844,717	1,106,403
Deferred finance costs included in interest expense	38,112	38,112
Deferred charges	(832,714)	(88,841)
Changes in Operating Assets and Liabilities:
Receivables	(515,174)	(187,659)
Prepaids and other assets	(275,040)	(144,434)
Accounts payable and accrued expenses	553,528	(603,329)
Security deposits payable	72,039	(45,503)
Net cash provided by operating activities	1,434,730	2,221,910
Cash Flows From Investing Activities:
Acquisition of property and equipment	(2,484,141)	(1,046,307)
Marketable securities:
Receipts from sales	2,544,927	287,291
Payments for purchases	(119,579)	(62,860)
Net cash (used) in investing activities	(58,793)	(821,876)
Cash Flows From Financing Activities:
Payments – mortgages	(1,308,071)	(1,252,196)
Net cash (used) by financing activities	(1,308,071)	(1,252,196)
Net increase in cash, cash equivalents and restricted cash	67,866	147,838
Cash, cash equivalents and restricted cash at beginning of year	2,217,735	2,069,897
Cash, cash equivalents and restricted cash at end of year	$ 2,285,601	$ 2,217,735